SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Summary of Categories of Share Options) (Details) - Sogou 2010 Share Incentive Plan [Member] shares in Thousands	Dec. 31, 2020 shares
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	40,050
Number of shares under granted share options for purposes of share-based compensation expense	38,307
Number of shares under vested and exercisable share options	35,981
Number of shares under exercised share options	34,411
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	30,912
Number of shares under granted share options for purposes of share-based compensation expense	29,169
Number of shares under vested and exercisable share options	28,761
Number of shares under exercised share options	27,772
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	1,888
Number of shares under granted share options for purposes of share-based compensation expense	1,888
Number of shares under vested and exercisable share options	1,410
Number of shares under exercised share options	829
IPO-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	7,250
Number of shares under granted share options for purposes of share-based compensation expense	7,250
Number of shares under vested and exercisable share options	5,810
Number of shares under exercised share options	5,810